Digital Currencies	12 Months Ended
Dec. 31, 2020
Digital Currencies [Abstract]
DIGITAL CURRENCIES

7. Digital Currencies

The following table presents additional information about digital currencies:

	December 31, 2020	December 31, 2019

Beginning balance	$1,539	$-
Purchase of digital currencies	-	200,000
Utilization of digital currencies to settle service fee	-	(245,178)
Gain on use of digital currencies	-	46,717
Ending balance	$1,539	$1,539